Leases - Summary of Leases Recognized in Balance Sheet (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 7,443,048	$ 7,406,943
Lease Liabilities [Abstract]
Current Lease Liabilities	489,846	410,792
Noncurrent Lease Liabilities	7,265,686	7,120,396
Lease liabilities	7,755,532	7,531,188
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 7,443,048	$ 7,406,943